Other long-term liabilities	12 Months Ended
Sep. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other long-term liabilities
Other long-term liabilities

	As at September 30, 2020	As at September 30, 2019
	$	$
Deferred revenue	38,466	70,522
Deferred compensation plan liabilities (Note 17)	82,221	63,838
Deferred rent (Note 3)	—	64,655
Other[1]	64,687	14,377
	185,374	213,392

[1]
As at September 30, 2020, other is mainly composed of $48,299,000 in relation with the deferral of the employer side social security payments under the U.S. Government Coronavirus Aid, Relief, and Economic Security Act (CARES Act).